Non-current assets and liabilities held for sale and discontinued operations - Sale of Fertilizers assets (Details) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Nov. 30, 2017 USD ($)
Fertilizers | Discontinued operations
Non-current assets and liabilities held for sale and discontinued operations
Loss recognized on adjustment of net assets held for sale		$ 729	$ 1,738
Fertilizers | The Mosaic Company ("Mosaic")
Non-current assets and liabilities held for sale and discontinued operations
Transaction price on disposal of non-current assets held for sale			2,500
Cash consideration on disposal of non-current assets held for sale			$ 1,250
Number of common shares to be received on disposal of non-current assets held for sale | shares			42.3
Cash received from disposal of non-current assets held for sale	$ 1,080
Number of common shares received on disposal of non-current assets held for sale | shares	34.2
Percentage of total outstanding common shares to be received on disposal of non-current assets held for sale	8.9
Value of common shares to be received on disposal of non-current assets held for sale	$ 877
Cubatao | Discontinued operations
Non-current assets and liabilities held for sale and discontinued operations
Loss recognized on adjustment of net assets held for sale		$ 156
Cubatao | Yara
Non-current assets and liabilities held for sale and discontinued operations
Cash consideration on disposal of non-current assets held for sale				$ 255